Quarterly Holdings Report
for
Fidelity Advisor® Equity Income Fund
August 31, 2021
EPI-NPRT3-1021
1.805771.117
Common Stocks - 97.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 3.0%
Deutsche Telekom AG	397,200	8,446
Verizon Communications, Inc.	742,590	40,842
		49,288
Entertainment - 0.8%
Cinemark Holdings, Inc. (a)(b)	304,600	5,431
The Walt Disney Co. (a)	43,700	7,923
		13,354
Media - 2.8%
Cogeco Communications, Inc.	101,100	9,296
Comcast Corp. Class A	147,200	8,932
Interpublic Group of Companies, Inc.	307,200	11,437
Omnicom Group, Inc.	230,500	16,877
		46,542
TOTAL COMMUNICATION SERVICES		109,184
CONSUMER DISCRETIONARY - 4.5%
Household Durables - 0.7%
Whirlpool Corp. (b)	56,400	12,494
Internet & Direct Marketing Retail - 1.5%
eBay, Inc.	324,900	24,933
Leisure Products - 0.3%
Allstar Co-Invest Blocker LP (a)(c)	15,969	4,448
Multiline Retail - 0.7%
Kohl's Corp.	133,400	7,657
Nordstrom, Inc. (a)(b)	146,500	4,191
		11,848
Specialty Retail - 0.8%
Lowe's Companies, Inc.	62,100	12,662
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp. (a)	16,800	1,760
Tapestry, Inc.	167,200	6,742
		8,502
TOTAL CONSUMER DISCRETIONARY		74,887
CONSUMER STAPLES - 10.9%
Beverages - 1.8%
Keurig Dr. Pepper, Inc.	236,000	8,418
The Coca-Cola Co.	387,600	21,826
		30,244
Household Products - 2.7%
Kimberly-Clark Corp.	94,700	13,051
Procter & Gamble Co.	165,400	23,551
Reynolds Consumer Products, Inc.	301,900	8,538
		45,140
Personal Products - 2.4%
Unilever PLC sponsored ADR	703,000	39,143
Tobacco - 4.0%
Altria Group, Inc.	291,600	14,647
British American Tobacco PLC sponsored ADR	194,201	7,319
Imperial Brands PLC	392,198	8,312
Philip Morris International, Inc.	345,100	35,545
		65,823
TOTAL CONSUMER STAPLES		180,350
ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
BP PLC sponsored ADR	577,900	14,135
Enterprise Products Partners LP	612,600	13,636
Exxon Mobil Corp.	195,900	10,680
Parkland Corp.	197,200	5,888
Royal Dutch Shell PLC Class A sponsored ADR	366,200	14,560
Suncor Energy, Inc. (b)	245,400	4,583
		63,482
FINANCIALS - 15.8%
Banks - 6.3%
Citigroup, Inc.	159,700	11,484
Huntington Bancshares, Inc.	889,700	13,817
M&T Bank Corp.	160,500	22,472
PNC Financial Services Group, Inc.	97,700	18,670
Wells Fargo & Co.	852,050	38,939
		105,382
Capital Markets - 2.9%
Bank of New York Mellon Corp.	338,900	18,714
State Street Corp.	316,699	29,425
		48,139
Consumer Finance - 0.4%
Capital One Financial Corp.	38,200	6,340
Insurance - 6.2%
Assurant, Inc.	44,800	7,621
AXA SA	368,400	10,350
Chubb Ltd.	96,084	17,672
Fairfax Financial Holdings Ltd. (sub. vtg.)	16,300	7,215
First American Financial Corp.	309,400	21,822
Old Republic International Corp.	518,500	13,481
The Travelers Companies, Inc.	150,900	24,100
		102,261
TOTAL FINANCIALS		262,122
HEALTH CARE - 18.5%
Biotechnology - 1.7%
AbbVie, Inc.	234,300	28,299
Health Care Providers & Services - 6.6%
AmerisourceBergen Corp.	113,800	13,907
Anthem, Inc.	43,300	16,243
Cigna Corp.	103,100	21,821
CVS Health Corp.	231,636	20,011
McKesson Corp.	75,500	15,413
Premier, Inc.	241,200	8,968
UnitedHealth Group, Inc.	30,400	12,655
		109,018
Pharmaceuticals - 10.2%
Bristol-Myers Squibb Co.	785,500	52,517
Johnson & Johnson	156,418	27,081
Merck & Co., Inc.	424,100	32,355
Organon & Co.	281,030	9,524
Roche Holding AG (participation certificate)	25,650	10,300
Royalty Pharma PLC	228,500	8,832
Sanofi SA sponsored ADR	561,600	29,080
		169,689
TOTAL HEALTH CARE		307,006
INDUSTRIALS - 13.4%
Aerospace & Defense - 4.5%
General Dynamics Corp.	157,800	31,609
L3Harris Technologies, Inc.	42,200	9,833
Northrop Grumman Corp.	26,900	9,891
Raytheon Technologies Corp.	273,907	23,216
		74,549
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	38,600	7,551
Building Products - 0.6%
Owens Corning	97,700	9,335
Electrical Equipment - 0.6%
Regal Beloit Corp.	63,200	9,443
Industrial Conglomerates - 2.8%
3M Co.	77,300	15,053
General Electric Co.	136,594	14,398
Hitachi Ltd.	249,500	13,800
Rheinmetall AG	32,100	3,140
		46,391
Machinery - 2.7%
Allison Transmission Holdings, Inc.	478,700	17,702
ITT, Inc.	52,500	5,023
Otis Worldwide Corp.	131,753	12,150
Stanley Black & Decker, Inc.	52,500	10,147
		45,022
Professional Services - 1.7%
CACI International, Inc. Class A (a)	19,700	5,074
Intertrust NV (a)(d)	564,300	8,755
Manpower, Inc.	57,900	7,030
Science Applications Internati	97,300	8,196
		29,055
TOTAL INDUSTRIALS		221,346
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 2.4%
Cisco Systems, Inc.	678,953	40,072
IT Services - 7.0%
Amdocs Ltd.	502,122	38,678
Capgemini SA	50,300	11,293
Fidelity National Information Services, Inc.	152,500	19,485
Fiserv, Inc. (a)	109,000	12,839
Genpact Ltd.	170,500	8,846
IBM Corp.	104,800	14,708
Maximus, Inc.	109,100	9,502
		115,351
Software - 1.7%
Micro Focus International PLC	690,500	4,223
Open Text Corp.	238,000	13,056
SS&C Technologies Holdings, Inc.	151,400	11,455
		28,734
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co. Ltd.	217,090	14,368
TOTAL INFORMATION TECHNOLOGY		198,525
MATERIALS - 3.4%
Chemicals - 2.1%
CF Industries Holdings, Inc.	277,900	12,622
DuPont de Nemours, Inc.	127,566	9,442
LyondellBasell Industries NV Class A	122,900	12,333
		34,397
Metals & Mining - 1.3%
Newmont Corp.	387,300	22,460
TOTAL MATERIALS		56,857
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Corporate Office Properties Trust (SBI)	391,900	11,044
Douglas Emmett, Inc.	153,000	5,051
Highwoods Properties, Inc. (SBI)	299,500	13,684
		29,779
UTILITIES - 7.1%
Electric Utilities - 5.5%
Duke Energy Corp.	205,100	21,466
Edison International	289,364	16,737
Entergy Corp.	120,500	13,329
Exelon Corp.	270,500	13,260
FirstEnergy Corp.	217,100	8,439
PPL Corp.	403,300	11,837
Southern Co.	82,900	5,449
		90,517
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp.	505,500	9,650
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	690,700	17,330
TOTAL UTILITIES		117,497
TOTAL COMMON STOCKS (Cost $1,327,895)		1,621,035

Other - 0.2%
	Shares	Value ($) (000s)
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(e)(f) (Cost $5,878)	4,524,530	3,244

Money Market Funds - 3.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (g)	32,216,985	32,223
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	21,335,026	21,337
TOTAL MONEY MARKET FUNDS (Cost $53,560)		53,560

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $1,387,333)	1,677,839
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(19,565)
NET ASSETS - 100.0%	1,658,274

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,692,000 or 0.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,755,000 or 0.5% of net assets.

(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Allstar Co-Invest Blocker LP	8/01/11	1,325
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	5,877

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	22,216	140,222	130,215	12	-	-	32,223	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	7,982	159,333	145,978	32	-	-	21,337	0.1%
Total	30,198	299,555	276,193	44	-	-	53,560

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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